Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(11) Commitments and Contingencies

Warranty Provision

Warranty activity by period was as follows (in thousands):

	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025
Warranty provision, beginning of period	$4,653	$5,968
Accruals for new warranties issued	236	526
Settlements and other	—	(38)
Warranty provision, end of period	$4,889	$6,456
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	$1,830	$3,019
Warranty provision, noncurrent	3,059	3,437
Total warranty liability	$4,889	$6,456

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements would not have a material adverse effect on the business, financial position, results of operations, or cash flows of the Company.

Settlement of dispute with SunPower Debtors Bankruptcy Estate

Following the consummation of the acquisition of certain assets and assumption of certain liabilities of SunPower Debtors on September 30, 2024, certain matters pertaining to the acquisition were under dispute which included 1) amounts owed to and from the buyer and seller with respect to amounts held in escrow related to the consideration transferred, 2) the right to the cash acquired in the acquisition, and 3) the right for the Company to sell and collect for certain solar systems that were acquired as a part of the acquisition that were sold or are to be sold to homebuilders within the New Homes Business. On June 25, 2025, all matters under dispute were resolved by the Company and the SunPower Bankruptcy Estate. Matters 1) and 2) were resolved with such that no amounts were required to be paid (or received) by the Company. Matter 3) was resolved such that the Company has the right to sell the related inventory acquired and collect the underlying sales price for the sale of the solar system. In connection with each system sold, the Company is required to remit a portion of the sales price to the SunPower Bankruptcy Estate.  The impact of the related settlement is not anticipated to be material.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that may have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company has a loss contingency for legal settlements of $9.5 million recorded within accrued expenses and other current liabilities on its consolidated balance sheets as of March 29, 2026, and December 28, 2025, respectively.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted.

On March 16, 2023, SolarPark filed a complaint against the Company in the U.S. District Court for the Northern District of California (“the Court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the Court conducted a hearing to consider SolarPark’s and the Company’s respective motions. On August 3, 2023, the Court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The Court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The Court denied SolarPark’s motion seeking a defamation injunction. The Court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, the Company filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. Between August 2023 and March 2024, the parties were engaged in discovery negotiations and the Company produced documents to SolarPark. The Company produced its last set of documents on March 14, 2024. On August 14, 2025, the Court held a virtual hearing and revived the case. SolarPark subsequently amended the complaint, and the Company responded on October 14, 2025, with a motion to dismiss the complaint in its entirety. The Company also believes it has valid counterclaims to pursue against SolarPark.

The Court heard argument regarding the Company’s partial motion to dismiss on February 12, 2026. On April 8, 2026, the Court granted-in-part and denied-in-part the Company’s partial motion to dismiss. The Court denied the Company’s motion as to the breach of contract claim and granted the motion as to fraudulent inducement, tortious interference, and injunctive relief. The Court dismissed the tortious interference and injunctive relief claims with prejudice but granted SolarPark’s leave to amend its fraudulent inducement claim. On April 28, 2026, SolarPark filed a notice stating that it did not intend to amend its complaint to refile a fraudulent inducement claim. SolarPark now intends to proceed only on the surviving claims (misappropriation of trade secrets and breach of contract). On April 29, 2026, the Court set a case management conference for June 4, 2026, and a deadline for filing a joint case management statement by May 28, 2026. The Company intends to answer the complaint and file counterclaims.

No liability has been recorded on the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens Government Technologies, Inc. (“Siemens Government Technologies”) filed a lawsuit against Solaria Corporation in Fairfax Circuit Court (the “Circuit Court”) in Fairfax, Virginia. On July 27, 2023, Siemens Government Technologies moved to amend the complaint to add Siemens Industry Inc. as a co-plaintiff. This motion was granted on August 25, 2023. On October 23, 2023, Siemens Government Technologies and Siemens Industry Inc. (collectively, “Siemens”) and Solaria Corporation stipulated to add Solar CA, LLC as a co-defendant. Solaria Corporation and Solar CA, LLC (collectively, the “Subsidiaries”) are both wholly-owned subsidiaries of the Company. In the lawsuit, Siemens alleged that the Subsidiaries breached express and implied warranties under a purchase order that Siemens placed with the Subsidiaries for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees.

On February 22, 2024, the Circuit Court issued an order against the Subsidiaries which awarded Siemens approximately $6.9 million, inclusive of the amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees, the amount of which would be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-and post-judgment interest. The Company opposed Siemens’ motion for attorneys’ fees, expenses, and pre- and post-judgment interest on April 5, 2024. On June 17, 2024, the Circuit Court entered a final order which awarded Siemens a total of $2.0 million in attorneys’ fees and costs. The Company appealed these judgments.

In addition to the above, on August 19, 2024, Siemens applied for the enforcement to a sister state judgment in the Superior Court of Alameda, California and the court entered a judgement in favor of Siemens. On December 9, 2024, Siemens moved to amend the judgment to add the Company as a judgement debtor. The Subsidiaries opposed the Siemens motion. On June 30, 2025, the California court found that the Company should be added as a judgment debtor party in California. In addition, the parties argued the appeal of the underlying Virginia litigation on July 24, 2025. On September 23, 2025, the Virginia Court of Appeals issued a decision on the appeal, affirming the original lower court decision and judgment against the Company. The Alameda County litigation has continued with several upcoming deadlines related to the already-noticed appeal and Siemens’ motion for fees and costs.

The Company recognized $6.9 million as a legal settlement loss related to this litigation as of December 31, 2023. The Company recorded additional expense of $1.1 million and $2.0 million within discontinued operations in the years ended December 28, 2025 and December 29, 2024, respectively, for attorneys’ fees, expenses, and pre-judgment interest related to this matter. The legal settlement liability associated with this matter is included within accrued expenses and other current liabilities on the Company’s consolidated balance sheet as of December 28, 2025.

On December 4, 2025, the Company entered into a global Settlement Agreement (“Settlement Agreement”) with Siemens to resolve the case and other related cases as well as to resolve potential claims related to Siemens’ Atwater Wastewater Treatment Plant. In exchange for full releases, the Company agreed to pay Siemens $9.5 million spread across four payments to be made at the end of each calendar quarter during 2026. If the Company successfully engages in any form of new financing or new debt worth $1.0 million or more, or successfully obtains shareholder approval for the issuance of additional shares in connection with the raise of additional funds and/or any merger or acquisition activity, the next due quarterly payment to Siemens (if any) becomes immediately due and payable (collectively, the “Fundraise Provision”). The settlement payment to Siemens is secured by a first-priority continuing security interest in $9.5 million of Company collateral. This security interest is reduced on a one-to-one basis as the settlement payments are made.

LGCY Power, LLC Matter

LGCY Power, LLC (“LGCY”) markets and sells residential solar energy systems throughout the United States, and is a competitor of the Company. In 2019, LGCY filed suit against Sunder and several individuals associated with Sunder. LGCY asserts claims of over $16.0 million against Sunder and its associated individuals. LGCY’s claims against Sunder and its associated individuals center on the alleged misappropriation of LGCY’s confidential information, the alleged wrongful solicitation of LGCY’s customers and potential customers, and the alleged wrongful solicitation of LGCY’s sales representatives. In addition, several of the Sunder associated individuals have filed counterclaims against LGCY for declaratory relief, unjust enrichment, and breach of contract based on LGCY’s failure to pay these individuals earned sales commissions following their resignations as LGCY sales managers. LGCY denies these claims. The Company denies LGCY’s claims.

The Company has assumed the defense of the case, including the costs of defense, following the Company’s acquisition of Sunder in September 2025. Under the terms of the Sunder MIPA, the Seller agreed to indemnify the Company in the event of damages (such as a settlement or an adverse judgement) stemming from LGCY’s claims, separate and apart from their other indemnification obligations or limitations in the Sunder MIPA. Discovery is complete and no trial date has been set. Both sides have filed various summary judgment motions, and oral arguments for these motions are scheduled for July 2, 2026.

Based upon information currently available, management is unable to determine the probability of an adverse outcome or to reasonably estimate the amount or range of potential loss, if any. Accordingly, no provision for loss has been recorded in the accompanying consolidated financial statements. While the ultimate resolution of these matters could have a material effect on the Company’s results of operations, cash flows, or financial position, management believes that the resolution will not have a material adverse effect on the Company’s financial condition

Letters of Credit

The Company had $1.1 million and $3.5 million of outstanding letters of credit as of March 29, 2026 and December 28, 2025, respectively. The Company is required to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 – Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $1.1 million and $3.8 million at each of March 29, 2026 and December 28, 2025, respectively.

(12) Commitments and Contingencies

Leases

The Company leases its facilities under non-cancelable operating lease agreements. The Company leases vehicles under finance lease agreements. Operating and financing lease activity was as follows (dollars in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$2,008	$553
Interest on lease liabilities	213	77
Total finance lease cost	2,221	630
Operating lease cost
Operating leases	1,754	1,003
Total operating lease cost	1,754	1,003
Total lease cost	$3,975	$1,633
Other information
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$2,292	$551
Operating leases	1,886	1,039
Weighted-average remaining lease term (in years):
Finance leases	2.0	2.0
Operating leases	1.9	2.5
Weighted-average discount rate:
Finance Leases	7%	7%
Operating leases	9.1%	9.5%

Future minimum lease payments under non-cancellable leases are as follows as of December 28, 2025 (in thousands):

	Finance Leases	Operating Leases
Fiscal year ending
2026	$2,090	$2,330
2027	609	1,642
2028	382	785
2029	222	741
2030 and thereafter	—	312
Total undiscounted liabilities	3,303	5,810
Less: imputed interest	(177)	(624)
Total lease liabilities	$3,126	$5,186

The Company’s consolidated balance sheet includes the following lease liabilities (in thousands):

	As of
	December 28,	December 29,
	2025	2024
Operating lease liabilities
Operating lease liabilities, current (Accrued expenses and other current liabilities)	$2,030	$1,412
Operating lease liabilities, noncurrent (Other long-term liabilities)	3,156	2,263
Total operating lease liabilities	$5,186	$3,675
Finance lease liabilities
Current portion (Accrued expenses and other current liabilities)	$1,977	$2,053
Finance lease liabilities, noncurrent (Other long-term liabilities)	1,149	1,907
Total finance lease liabilities	$3,126	$3,960

Warranty Provision

Warranty activity by period was as follows (in thousands):

	Fiscal Year Ended
	December 28,	December 29,
	2025	2024
Warranty provision, beginning of period	$5,968	$4,849
Warranty liability from Business Combination	—	582
Accruals for new warranties issued	246	695
Settlements and other	(1,561)	(158)
Warranty provision, end of period	$4,653	$5,968
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	$1,594	$2,531
Warranty provision, noncurrent	3,059	3,437
Total warranty liability	$4,653	$5,968

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements would not have a material adverse effect on the business, financial position, results of operations, or cash flows of the Company.

Settlement of dispute with SunPower Debtors Bankruptcy Estate

Following the consummation of the acquisition of certain assets and assumption of certain liabilities of SunPower Debtors on September 30, 2024, certain matters pertaining to the acquisition were under dispute which included 1) amounts owed to and from the buyer and seller with respect to amounts held in escrow related to the consideration transferred, 2) the right to the cash acquired in the acquisition, and 3) the right for the Company to sell and collect for certain solar systems that were acquired as a part of the acquisition that were sold or are to be sold to homebuilders within the New Homes Business. On June 25, 2025, all matters under dispute were resolved by the Company and the SunPower Bankruptcy Estate. Matters 1) and 2) were resolved with such that no amounts were required to be paid (or received) by the Company. Matter 3) was resolved such that the Company has the right to sell the related inventory acquired and collect the underlying sales price for the sale of the solar system. In connection with each system sold, the Company is required to remit a portion of the sales price to the SunPower Bankruptcy Estate.  The impact of the related settlement is not anticipated to be material.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that may have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company has a loss contingency for legal settlements of $9.5 million and $7.7 million recorded within accrued expenses and other current liabilities on its consolidated balance sheets as of December 28, 2025 and December 29, 2024, respectively.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted.

On March 16, 2023, SolarPark filed a complaint against the Company in the U.S. District Court for the Northern District of California (“the Court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the Court conducted a hearing to consider SolarPark’s and the Company’s respective motions. On August 3, 2023, the Court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The Court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The Court denied SolarPark’s motion seeking a defamation injunction. The Court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, the Company filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. Between August 2023 and March 2024, the parties were engaged in discovery negotiations and the Company produced documents to SolarPark. The Company produced its last set of documents on March 14, 2024. On August 14, 2025, the Court held a virtual hearing and revived the case. SolarPark subsequently amended the complaint, and the Company responded on October 14, 2025, with a motion to dismiss the complaint in its entirety. The Company also believes it has valid counterclaims to pursue against SolarPark. The litigation remains ongoing.

No liability has been recorded on the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens Government Technologies, Inc. (“Siemens Government Technologies”) filed a lawsuit against Solaria Corporation in Fairfax Circuit Court (the “Circuit Court”) in Fairfax, Virginia. On July 27, 2023, Siemens Government Technologies moved to amend the complaint to add Siemens Industry Inc. as a co-plaintiff. This motion was granted on August 25, 2023. On October 23, 2023, Siemens Government Technologies and Siemens Industry Inc. (collectively, “Siemens”) and Solaria Corporation stipulated to add Solar CA, LLC as a co-defendant. Solaria Corporation and Solar CA, LLC (collectively, the “Subsidiaries”) are both wholly-owned subsidiaries of the Company. In the lawsuit, Siemens alleged that the Subsidiaries breached express and implied warranties under a purchase order that Siemens placed with the Subsidiaries for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees.

On February 22, 2024, the Circuit Court issued an order against the Subsidiaries which awarded Siemens approximately $6.9 million, inclusive of the amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees, the amount of which would be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-and post-judgment interest. The Company opposed Siemens’ motion for attorneys’ fees, expenses, and pre- and post-judgment interest on April 5, 2024. On June 17, 2024, the Circuit Court entered a final order which awarded Siemens a total of $2.0 million in attorneys’ fees and costs. The Company appealed these judgments.

In addition to the above, on August 19, 2024, Siemens applied for the enforcement to a sister state judgment in the Superior Court of Alameda, California and the court entered a judgement in favor of Siemens. On December 9, 2024, Siemens moved to amend the judgment to add the Company as a judgement debtor. The Subsidiaries opposed the Siemens motion. On June 30, 2025, the California court found that the Company should be added as a judgment debtor party in California. In addition, the parties argued the appeal of the underlying Virginia litigation on July 24, 2025. On September 23, 2025, the Virginia Court of Appeals issued a decision on the appeal, affirming the original lower court decision and judgment against the Company. The Alameda County litigation has continued with several upcoming deadlines related to the already-noticed appeal and Siemens’ motion for fees and costs.

The Company recognized $6.9 million as a legal settlement loss related to this litigation as of December 31, 2023. The Company recorded additional expense of $1.1 million and $2.0 million within discontinued operations in the years ended December 28, 2025 and December 29, 2024, respectively, for attorneys’ fees, expenses, and pre-judgment interest related to this matter. The legal settlement liability associated with this matter is included within accrued expenses and other current liabilities on the Company’s consolidated balance sheet as of December 28, 2025.

On December 4, 2025, the Company entered into a global Settlement Agreement (“Settlement Agreement”) with Siemens to resolve the case and other related cases as well as to resolve potential claims related to Siemens’ Atwater Wastewater Treatment Plant. In exchange for full releases, the Company agreed to pay Siemens $9.5 million spread across four payments to be made at the end of each calendar quarter during 2026. If the Company successfully engages in any form of new financing or new debt worth $1.0 million or more, or successfully obtains shareholder approval for the issuance of additional shares in connection with the raise of additional funds and/or any merger or acquisition activity, the next due quarterly payment to Siemens (if any) becomes immediately due and payable. The settlement payment to Siemens is secured by a first-priority continuing security interest in $9.5 million of Company collateral. This security interest is reduced on a one-to-one basis as the settlement payments are made.

LGCY Power, LLC Matter

LGCY Power, LLC (“LGCY”) markets and sells residential solar energy systems throughout the United States, and is a competitor of the Company. In 2019, LGCY filed suit against Sunder and several individuals associated with Sunder. LGCY asserts claims of over $16.0 million against Sunder and its associated individuals. LGCY’s claims against Sunder and its associated individuals center on the alleged misappropriation of LGCY’s confidential information, the alleged wrongful solicitation of LGCY’s customers and potential customers, and the alleged wrongful solicitation of LGCY’s sales representatives. In addition, several of the Sunder associated individuals have filed counterclaims against LGCY for declaratory relief, unjust enrichment, and breach of contract based on LGCY’s failure to pay these individuals earned sales commissions following their resignations as LGCY sales managers. LGCY denies these claims. The Company denies LGCY’s claims.

The Company has assumed the defense of the case, including the costs of defense, following the Company’s acquisition of Sunder in September 2025. Under the terms of the Sunder MIPA, the Seller agreed to indemnify the Company in the event of damages (such as a settlement or an adverse judgement) stemming from LGCY’s claims, separate and apart from their other indemnification obligations or limitations in the Sunder MIPA. Discovery is complete and no trial date has been set. Both sides have filed various summary judgment motions, and oral arguments for these motions are scheduled for July 2, 2026.

Based upon information currently available, management is unable to determine the probability of an adverse outcome or to reasonably estimate the amount or range of potential loss, if any. Accordingly, no provision for loss has been recorded in the accompanying consolidated financial statements. While the ultimate resolution of these matters could have a material effect on the Company’s results of operations, cash flows, or financial position, management believes that the resolution will not have a material adverse effect on the Company’s financial condition

Letters of Credit

The Company had $3.5 million of outstanding letters of credit as of December 28, 2025 and December 29, 2024. The Company is required to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 – Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million at each of December 28, 2025 and December 29, 2024.